Employee Benefit Plans - Summary of Defined Benefit Plan Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plan expense [line items]
Current service cost	$ 6	$ 5
Net interest cost	23	24
Administration fees	15	15
Plan amendments	(12)	0
Defined benefit plan expense (income)	32	44
Funded Plans [member]
Disclosure of defined benefit plan expense [line items]
Current service cost	4	3
Net interest cost	10	9
Administration fees	15	15
Plan amendments	1	0
Defined benefit plan expense (income)	30	27
UnFunded Plans [member]
Disclosure of defined benefit plan expense [line items]
Current service cost	1	1
Net interest cost	11	12
Administration fees	0	0
Plan amendments	0	0
Defined benefit plan expense (income)	12	13
Other Post Employment Benefits [Member]
Disclosure of defined benefit plan expense [line items]
Current service cost	1	1
Net interest cost	2	3
Administration fees	0	0
Plan amendments	(13)	0
Defined benefit plan expense (income)	$ (10)	$ 4